Lines of credit (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Line of Credit Facility [Line Items]
Beginning balance of Line credit	$ 14,008,833	$ 11,914,092
Advances received on lines of credit	727,986	1,149,279
Interest incurred on lines of credit	1,596,667	1,402,187
Repayment of interest on lines of credit	(496,081)	(456,725)
Interest transferred to promissory notes interest payable	(9,250)
Ending balance of Line of credit	15,828,155	14,008,833	$ 11,914,092
Borrowing limit	14,300,000	14,300,000
Principal Borrowed	13,416,391	12,688,405
Accured Interest	2,411,764	1,320,428
Total Outstanding	15,828,155	14,008,833
Chairman And C E O [Member]
Line of Credit Facility [Line Items]
Borrowing limit	10,300,000	10,300,000
Principal Borrowed	10,300,000	10,220,700
Accured Interest	2,136,330	1,208,582
Total Outstanding	12,436,330	11,429,282
V P [Member]
Line of Credit Facility [Line Items]
Borrowing limit	4,000,000	4,000,000
Principal Borrowed	3,116,391	2,467,705
Accured Interest	275,434	111,846
Total Outstanding	$ 3,391,825	$ 2,579,551
Chairman And C E O [Member]
Line of Credit Facility [Line Items]
Interest Rate	100.00%	100.00%
V P [Member]
Line of Credit Facility [Line Items]
Interest Rate	100.00%	100.00%